November 3, 2008

DREYFUS FOUNDERS FUNDS, INC.

Supplement to Prospectuses Dated May 1, 2008 (as previously supplemented)

     Effective on or about February 4, 2009 (the “Effective Date”), each fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Thereafter, each fund will no longer offer Class T shares.

     Effective on or about December 3, 2008, no investments for new accounts will be permitted in Class T of any fund, except that participants in certain group retirement plans will be able to open a new account in Class T of the fund, if the fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in a fund’s Class A shares made by holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.

November 3, 2008

DREYFUS FOUNDERS FUNDS, INC.

Supplement to Statement of Additional Information Dated May 1, 2008 (as previously supplemented)

     Effective on or about February 4, 2009 (the “Effective Date”), each Fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Thereafter, each Fund will no longer offer Class T shares.

     Effective on or about December 3, 2008, no investments for new accounts will be permitted in Class T of any Fund, except that participants in certain group retirement plans will be able to open a new account in Class T of the Fund, if the Fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in a Fund’s Class A shares made by holders of the Fund’s Class T shares who received Class A shares of the Fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.